Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Finance Income and Finance Costs

(22) Finance Income and Finance Costs

Finance income and finance costs for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen (millions)
	2016	2017	2018
Interest income:
Financial assets measured at amortized cost	¥27,348	¥31,331	¥39,645
Financial assets measured at fair value through profit or loss	1,120	1,058	1,546

Total	28,468	32,389	41,191

Interest expense:
Financial liabilities measured at amortized cost	(18,146)	(12,471)	(12,970)
Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	3,955	4,922	4,708
Financial assets measured at fair value through profit or loss	3	11	15
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	35,675	(51,416)	67,132
Gains (losses) on foreign exchange	(42,509)	21,902	(69,197)
Other	(1,373)	6,145	2,893

Total	(4,249)	(18,436)	5,551

Total	¥6,073	¥1,482	¥33,772